Intangible assets	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
6 Intangible assets
The changes in the carrying value of the intangible assets can be presented as follows for the years 2021, 2020 and
2019:

in 000€	Patents and licenses	Software	Acquired customers, technology	Developed technology and software under construction	Total
Acquisition value
At December 31, 2018	4,294	8,241	25,579	1,315	39,429
Additions	209	656	—	1,328	2,193
Acquisition of a subsidiary	38	214	3,048	9	3,309
Disposals	—	(45)	(32)	—	(77)
Transfer between accounts	(109)	1,601	—	(988)	504
Currency translation	1	(10)	86	20	97
Other	3	10	—	(32)	(19)
At December 31, 2019	4,436	10,667	28,681	1,652	45,436
Additions	378	3,072	—	3,168	6,618
Acquisition of a subsidiary	—	—	7,931	86	8,017
Disposals	(226)	(2,227)	—	(68)	(2,521)
Transfer between accounts	75	47	—	(180)	(58)
Currency translation	(1)	(65)	(1,128)	—	(1,194)
Other	—	—	—	—	—
At December 31, 2020	4,662	11,494	35,484	4,658	56,298
Additions	660	70	—	3,058	3,788
Acquisition of a subsidiary	—	—	—	—	—
Disposals	(153)	(23)	—	(65)	(242)
Transfer between accounts	272	162	2	(496)	(60)
Currency translation	1	6	386	0	393
Other	—	—	—	—	—
At December 31, 2021	5,442	11,709	35,872	7,155	60,177

in 000€	Patents and licenses	Software	Acquired customers, technology and backlogs	Developed technology and software under construction	Total
Amortization & Impairments
At December 31, 2018	(2,661)	(5,080)	(5,362)	—	(13,103)
Amortization charge for the year	(246)	(2,582)	(2,031)	—	(4,859)
Disposals	—	23	—	—	23
Transfer between accounts	109	(96)	—	—	13
Currency translation	—	(25)	(126)	—	(151)
Other	—	20	16	—	36
At December 31, 2019	(2,798)	(7,740)	(7,503)	—	(18,041)
Amortization charge for the year	(465)	(2,223)	(2,021)	—	(4,709)
Impairments	—	—	(1,149)	(2,090)	(3,239)
Disposals	211	2,119	—	(22)	2,308
Transfer between accounts	0	109	0	0	109
Currency translation	1	14	240	—	255
Other	0	0	0	0	0
At December 31, 2020	(3,051)	(7,721)	(10,433)	(2,112)	(23,317)
Amortization charge for the year	(392)	(1,831)	(2,523)	—	(4,746)
Impairments	—	(231)	—	—	(231)
Disposals	107	23	—	—	131
Transfer between accounts	(1)	(33)	(0)	22	(12)
Currency translation	(1)	(5)	(287)	—	(293)
Other	—	(41)	—	—	(41)
At December 31, 2021	(3,337)	(9,839)	(13,244)	(2,090)	(28,510)
Net carrying value
At December 31, 2021	2,105	1,869	22,628	5,065	31,668
At December 31, 2020	1,611	3,773	25,051	2,546	32,981
At December 31, 2019	1,638	2,927	21,178	1,652	27,395
At January 1, 2019	1,633	3,161	20,217	1,315	26,326
Patent and licenses include only the directly attributable external costs incurred in registering the patent and obtaining the license. Software relates to purchased software for internal use and in-house developed technology
. The remaining amortization period is 1.1 years for the main software purchases and 5.6 years for the main patents and licenses.
The ‘Acquired customers and technology’ have been recognized as part of the acquisition of Materialise Motion, Engimplan, ACTech,
E-Prototypy,
OrthoView, and Cenat (see Note 4). At December 31, 2021, the remaining amortization period for the acquired customers is 13.83 years for

Materialise Motion, 7.58 years for Engimplan, 15.75 years for ACTech, 2.75 years for OrthoView, fully amortized for
E-Prototypy
and 3.25 years for Cenat . At December 31, 2021, the remaining amortization period for the acquired technology and contracts is 5.83 years for Materialise Motion.
The net book value of developed technology and software under construction at December 31, 2021 relates primarily to the internal digitalization program and the transformation of our platform architecture.
The total amortization charge for 2021 is K€4,746 (2020: K€4,709; 2019: K€4,859). As from 2017 the amortization of intangible assets from business combinations is mainly included in the line net operating income of the consolidated income statement.